Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000217971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000217971
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	12.23%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	15.02%
T. Rowe Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	25.02%	15.73%